Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of detailed information about right-of-use assets

Leased
properties
HK$

Cost

January 1, 2023	184,630,718

Additions	40,840,565
Modification	3,010,450
Exchange adjustments	(87)
Transfer to assets classified as held for sale	(33,467,904)

December 31, 2023	195,013,742

Additions	26,786,998
Modification	16,222,827
Written-off	(15,023,753)
Exchange adjustments	(1,964)

December 31, 2024	222,997,850

Accumulated depreciation

January 1, 2023	87,053,544

Charge for the year	48,467,296
Exchange adjustments	95
Transfer to assets classified as held for sale	(8,627,546)

December 31, 2023	126,893,389

Charge for the year	44,562,079
Written-off	(15,023,753)
Exchange adjustments	(1,663)

December 31, 2024	156,430,052

Impairment

January 1, 2023 and December 31, 2023	-

Provision	5,013,080

December 31, 2024	5,013,080

Net carrying amount

December 31, 2024	61,554,718

December 31, 2023	68,120,353

Net carrying amount (US$)
December 31, 2024	7,924,446

Schedule of detailed information about lease liabilities and short term leases

	2024	2024	2023
	US$	HK$	HK$

Expense relating to short-term leases	193,078	1,499,771	2,174,712

Variable lease payments not included in the measurement of lease liabilities	34,992	271,808	591,527

Expense relating to leases of low-value assets, excluding short-term leases of low value assets	939	7,295	-

Total cash outflow for leases #	7,202,491	56,257,499	56,745,464

#	Amount includes payments of principal and interest portion of lease liabilities and short-term leases.